Derivatives, Sold Credit Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	$ 14,789	$ 12,085
Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	7,994	8,067
Credit default swaps [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	8,033	5,707
Credit default swaps [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	1,982	1,805
Risk participation swaps [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	6,756	6,378
Risk participation swaps [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	$ 6,012	$ 6,262